Fair Value (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Trading securities	$ 3,900,000	$ 5,063,400
Available-for-sale securities	176,314,289	131,068,615
Investment securities, held-to-maturity	133,896,217	135,468,021
Accrued interest receivable	2,342,296	2,221,462
Carrying Value
Financial assets:
Cash and cash equivalents	31,075,000	42,183,000
Trading securities	3,900,000	5,063,000
Available-for-sale securities	176,314,000	131,068,000
Investment securities, held-to-maturity	129,414,000	136,937,000
Loans held for sale	839,000	61,000
Loans receivable, net	367,020,000	335,640,000
Federal Home Loan Bank stock	1,391,000	1,588,000
Accrued interest receivable	2,342,000	2,221,000
Financial liabilities:
Deposits	689,170,000	637,250,000
Borrowings	0	1,000,000
Accrued interest payable	7,000	11,000
Estimated Fair Value | Level 1
Financial assets:
Cash and cash equivalents	31,075,000	42,183,000
Trading securities	1,083,000	1,086,000
Available-for-sale securities	0	0
Investment securities, held-to-maturity	0	0
Loans held for sale	0	0
Loans receivable, net	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits	543,262,000	495,345,000
Borrowings	0	0
Accrued interest payable	2,000	4,000
Estimated Fair Value | Level 2
Financial assets:
Cash and cash equivalents	0	0
Trading securities	2,817,000	3,977,000
Available-for-sale securities	176,246,000	130,967,000
Investment securities, held-to-maturity	130,052,000	131,700,000
Loans held for sale	865,000	62,000
Loans receivable, net	0	0
Accrued interest receivable	1,339,000	1,245,000
Financial liabilities:
Deposits	148,115,000	143,638,000
Borrowings	0	1,027,000
Accrued interest payable	5,000	7,000
Estimated Fair Value | Level 3
Financial assets:
Cash and cash equivalents	0	0
Trading securities	0	0
Available-for-sale securities	68,000	101,000
Investment securities, held-to-maturity	3,844,000	3,768,000
Loans held for sale	0	0
Loans receivable, net	381,084,000	346,634,000
Accrued interest receivable	1,003,000	976,000
Financial liabilities:
Deposits	0	0
Borrowings	0	0
Accrued interest payable	$ 0	$ 0